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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Spinnaker Capital Limited
Address:   53 Grosvenor Street
           London W1K 3HU England

Form 13F File Number: 28-12863

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alexis Habib
Title:     Director
Phone:     +44 20 7903 2900

Signature, Place, and Date of Signing:

/s/ Alexis Habib   London, England, United Kingdom   February 14, 2008
----------------   ------------------------------    -----------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   NONE

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 17

Form 13F Information Table Value Total: $ 152,569
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----------------------------------------
 1          28-12864         Spinnaker Asset Management - SAM Limited

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
                                                              Share Number and Type
                                                     Value    ---------------------
                                                     (U.S.$   No. of Shares /       Investment  Other    Voting
     Name of Issuer       Title of Class   CUSIP   thousands) Principal Amount Type Discretion Managers Authority
------------------------  -------------- --------- ---------- ---------------- ---- ---------- -------- ---------
Banco Santander Chile SA    SP ADR REP
                            COM          05965X109      602         11,800      SH   DEFINED      1       NONE

Bancolombia S.A.            SPON ADR
                            PREF         05968L102    5,954        175,000      SH   DEFINED      1       NONE

Brasil Telecom              SPON ADR
  Participacoes S.A.        PFD          105530109    2,416         32,400      SH   DEFINED      1       NONE

China Mobile Limited        SPONSORED
                            ADR          16941M109    1,651         19,000      SH   DEFINED      1       NONE

CNOOC Limited               SPONSORED
                            ADR          126132109    1,139          6,800      SH   DEFINED      1       NONE

Companhia Brasileira de
  Distribuicao Grupo Pao    SPON ADR
  de Acucar                 PFD          20440T201       61          1,646      SH   DEFINED      1       NONE

Companhia de Saneamento
  Basico do Estado de       SPONSORED
  Sao Paulo - SABESP        ADR          20441A102    1,067         22,700      SH   DEFINED      1       NONE

Companhia Energetica de     ADR N-V
  Mina Sp                   PFD          204409601   52,836      2,862,182      SH   DEFINED      1       NONE

Companhia Paranaense de     SPON ADR
  Energia-Copel             PFD          20441B407    1,497         99,200      SH   DEFINED      1       NONE

Companhia Vale do Rio       SPON ADR
  Doce (Vale)               PFD          204412100   65,520      2,341,676      SH   DEFINED      1       NONE

CPFL Energia S.A.           SPONSORED
                            ADR          126153105      561          9,900      SH   DEFINED      1       NONE

Gerdau S.A.                 SPONSORED
                            ADR          373737105      606         20,900      SH   DEFINED      1       NONE

Grupo Aeroportuario del
  Pacifico SA de CV         SPON ADR B   400506101      513         11,500      SH   DEFINED      1       NONE

Mechel                      SPONSORED
                            ADR          583840103   15,397        158,500      SH   DEFINED      1       NONE

Siliconware Precision       SPONSD
  Inds L Sponsd             ADR SPL      827084864      517         58,200      SH   DEFINED      1       NONE

Teva Pharmaceutical Inds
  Ltd                       ADR          881624209    1,729         37,200      SH   DEFINED      1       NONE

Unibanco-Uniao De Bancos    GDR REP
  Bra                       PFD UT       90458E107      503          3,600      SH   DEFINED      1       NONE